Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Consolidated Balance Sheets [Abstract]
Restricted cash and due from banks	$ 1,567.4	$ 178.1
Interest bearing deposits, restricted balances	768.0	785.5
Other assets at fair value	91.1	50.3
Other liabilities at fair value	117.6	111.0
Long-term borrowings, contractually due within twelve months	$ 3,993.3	$ 2,510.5
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	600,000,000	600,000,000
Common stock, shares issued	203,064,247	202,182,395
Common stock, shares outstanding	195,029,842	197,403,751
Treasury stock, shares at cost	8,034,405	4,778,644